UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10255

        Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
	January 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 4.2% (2.8% of Total Investments)
$ 18,500	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A2	$19,646,260

	Alaska – 0.7% (0.5% of Total Investments)
2,955	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/11 at 100.00	AAA	3,149,557
	Series 2001, 5.500%, 6/01/29 (Pre-refunded 6/01/11)

	Arizona – 0.7% (0.5% of Total Investments)
3,120	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AAA	3,249,511
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)

	Arkansas – 0.3% (0.2% of Total Investments)
1,540	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, GNMA	1/12 at 100.00	AAA	1,587,786
	Mortgage-Backed Securities Program, Series 2002C, 5.400%, 1/01/34 (Alternative Minimum Tax)

	California – 7.9% (5.3% of Total Investments)
6,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	6,332,400
	5.250%, 12/01/32
6,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	5/07 at 100.00	A+ (4)	5,976,300
	System, Series 2004G, 2.300%, 4/01/34 (Pre-refunded 5/01/07)
11,200	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A+	11,892,384
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	5,717,150
	Bonds, Series 2003A-1, 6.750%, 6/01/39
6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	6,922,800
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
160	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	3/07 at 100.00	Baa3	159,994
	Electric Company, Series 1966A, 4.000%, 3/01/16

34,360	Total California			37,001,028

	Colorado – 7.1% (4.8% of Total Investments)
2,730	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	3,113,101
	Peak-to-Peak Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)
3,300	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24 – FGIC	11/16 at 100.00	AAA	3,503,115
	Insured (UB)
3,235	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 7.261%, 11/15/25 – (IF)	11/16 at 100.00	N/R	3,818,271
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	2,739,600
	(Pre-refunded 9/01/10) – MBIA Insured
1,500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,	5/11 at 101.00	N/R	1,624,245
	7.125%, 5/01/31 (Alternative Minimum Tax)
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	799,507
	12/15/22 – FSA Insured
5,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	5,284,900
	5.250%, 6/15/41 – FSA Insured
	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B:
22,000	0.000%, 6/15/28 – FSA Insured	6/11 at 35.65	AAA	6,445,340
17,650	0.000%, 6/15/29 – AMBAC Insured	6/11 at 33.45	AAA	4,852,515
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,107,620
	8.000%, 12/01/25

67,170	Total Colorado			33,288,214

	District of Columbia – 1.3% (0.9% of Total Investments)
1,145	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,231,963
	Series 2001, 6.250%, 5/15/24
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	4,960,150
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 (WI/DD, Settling 2/08/07) – AMBAC Insured

6,145	Total District of Columbia			6,192,113

	Florida – 5.0% (3.3% of Total Investments)
15,000	Jacksonville, Florida, Transportation Revenue Bonds, Series 2001, 5.250%, 10/01/29 – MBIA	10/11 at 100.00	AAA	15,764,100
	Insured
4,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	4,250,120
	Children’s Hospital, Series 2001A, 5.125%, 8/15/26 (Pre-refunded 8/15/11) – AMBAC Insured
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	3,160,320
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)

22,000	Total Florida			23,174,540

	Hawaii – 2.2% (1.5% of Total Investments)
	Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds, Series 2001:
3,000	5.250%, 7/01/26 (Pre-refunded 7/01/11) – FSA Insured	7/11 at 100.00	AAA	3,183,390
6,725	5.250%, 7/01/31 (Pre-refunded 7/01/11) – FSA Insured	7/11 at 100.00	AAA	7,136,099

9,725	Total Hawaii			10,319,489

	Illinois – 11.6% (7.8% of Total Investments)
3,620	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	12/11 at 100.00	A+	3,751,261
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
1,195	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	4/11 at 105.00	AAA	1,205,612
	2001A, 6.250%, 10/01/32 (Alternative Minimum Tax)
14,920	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 – MBIA Insured	1/11 at 101.00	AAA	15,653,467
350	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 (Pre-refunded	1/11 at 101.00	AAA	371,644
	1/01/11) – MBIA Insured
285	Chicago, Illinois, General Obligation Refunding Bonds, Series 1996B, 5.125%, 1/01/25 – FGIC	7/07 at 101.00	AAA	287,719
	Insured
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	BBB (4)	3,544,396
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
910	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	AAA	965,829
	2001, 5.500%, 9/01/32 – AMBAC Insured
4,090	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	Aaa	4,384,235
	2001, 5.500%, 9/01/32 (Pre-refunded 9/01/11) – AMBAC Insured
3,100	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B,	5/11 at 101.00	A–	3,323,076
	6.000%, 5/15/31
3,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	3,017,610
	Advancement Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34
5,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series	2/11 at 101.00	AAA	5,221,100
	2001B, 5.250%, 2/15/34 – FSA Insured
2,500	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	2,560,850
	5.050%, 8/01/27 (Alternative Minimum Tax)
2,275	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16	6/11 at 100.00	AAA	2,431,224
4,980	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/07 at 101.00	AAA	5,058,734
	Expansion Project, Series 1996A, 5.250%, 6/15/27 – AMBAC Insured
1,000	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	AA	977,230
	3/01/30 – RAAI Insured
3,360	Northfield Township High School District Number 225, Cook County, Illinois, Glenbrook, General	12/16 at 69.01	AAA	1,460,995
	Obligation School Bonds, Series 2007B, 0.000%, 12/01/24

53,765	Total Illinois			54,214,982

	Indiana – 4.7% (3.1% of Total Investments)
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	A–	2,006,320
	Series 2001, 5.500%, 9/15/31
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,864,000
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A:
4,000	5.000%, 6/01/23 – FSA Insured	6/13 at 100.00	AAA	4,198,800
6,000	5.000%, 6/01/24 – FSA Insured	6/13 at 100.00	AAA	6,291,360
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/09 at 102.00	BBB	6,343,817
	1999, 5.800%, 2/15/24
20,600	Total Indiana			21,704,297

	Iowa – 0.2% (0.2% of Total Investments)
1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	A (4)	1,082,440
	College, Series 2002, 5.500%, 10/01/28 (Pre-refunded 10/01/12) – ACA Insured

	Kansas – 3.9% (2.6% of Total Investments)
17,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	18,068,790
	Health System Inc., Series 2001-III, 5.625%, 11/15/31

	Louisiana – 5.2% (3.4% of Total Investments)
3,960	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.500%, 5/01/41 – FGIC	5/16 at 100.00	AAA	3,861,792
	Insured (UB)
18,825	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	20,152,539
	Series 2001B, 5.875%, 5/15/39

22,785	Total Louisiana			24,014,331

	Massachusetts – 4.0% (2.7% of Total Investments)
2,875	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/07 at 102.00	AAA	2,952,136
	1997, 5.750%, 7/01/39 – MBIA Insured (Alternative Minimum Tax)
15,585	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/07 at 102.00	AAA	15,823,295
	1997A, 5.000%, 1/01/37 – MBIA Insured

18,460	Total Massachusetts			18,775,431

	Michigan – 14.1% (9.4% of Total Investments)
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
20,000	5.500%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 101.00	AAA	21,560,400
15,390	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA	16,305,089
14,610	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA	15,478,711
4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of	10/09 at 102.00	Ba1	4,240,400
	Arts and Sciences Charter School, Series 2001A, 8.000%, 10/01/31
2,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	2,016,980
	Obligated Group, Series 1998A, 5.125%, 8/15/18
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
2,000	6.250%, 8/15/13	2/07 at 100.00	BB–	2,001,160
4,000	6.500%, 8/15/18	2/07 at 100.00	BB–	4,002,800

62,000	Total Michigan			65,605,540

	Minnesota – 3.2% (2.1% of Total Investments)
14,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	14,744,800
	Series 2001A, 5.250%, 1/01/32 (Pre-refunded 1/01/11) – FGIC Insured

	Missouri – 4.8% (3.2% of Total Investments)
21,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	22,370,250
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured

	Montana – 0.6% (0.4% of Total Investments)
2,600	Montana Board of Housing, Single Family Program Bonds, Series 2001A-2, 5.700%, 6/01/32	12/10 at 100.00	AA+	2,646,254
	(Alternative Minimum Tax)

	Nevada – 4.0% (2.7% of Total Investments)
12,275	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AAA	12,673,447
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
3,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	3,726,345
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40
2,330	Henderson, Nevada, Healthcare Facility Revenue Bonds, Catholic Healthcare West, Series 1998A,	7/08 at 101.00	A	2,381,796
	5.250%, 7/01/18

18,105	Total Nevada			18,781,588

	New Hampshire – 2.1% (1.4% of Total Investments)
8,000	New Hampshire Business Finance Authority, Pollution Control Remarketed Revenue Refunding	10/08 at 102.00	Baa1	8,312,320
	Bonds, Connecticut Light and Power Company, Series 1992A, 5.850%, 12/01/22
1,420	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/11 at 100.00	Aa2	1,439,340
	2001A, 5.700%, 1/01/31 (Alternative Minimum Tax)
9,420	Total New Hampshire			9,751,660

	New Jersey – 2.4% (1.6% of Total Investments)
3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	4,342,925
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
465	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB (4)	496,229
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,200	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	BBB (4)	2,499,508
425	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	BBB (4)	493,013
3,085	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	BBB (4)	3,496,508

10,170	Total New Jersey			11,328,183

	New Mexico – 5.3% (3.5% of Total Investments)
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
12,000	5.500%, 8/01/25 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	12,909,480
10,800	5.500%, 8/01/30 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	11,618,532

22,800	Total New Mexico			24,528,012

	New York – 9.7% (6.4% of Total Investments)
1,300	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	BBB	1,397,903
	Group, Series 2000A, 6.625%, 7/01/19
3,600	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	BBB (4)	3,958,740
	Group, Series 2000A, 6.625%, 7/01/19 (Pre-refunded 7/01/10)
1,980	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	1,957,844
	2/15/47 – MBIA Insured
6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L,	5/11 at 100.00	A– (4)	6,390,300
	5.375%, 5/01/33 (Pre-refunded 5/01/11)
12,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	12,814,336
	4.500%, 11/15/32 – FSA Insured (UB)
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	5,935,550
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	12,540,000
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33

42,680	Total New York			44,994,673

	North Carolina – 1.7% (1.1% of Total Investments)
2,950	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	AAA	3,058,206
	University, Series 2003A, 5.000%, 4/01/33 – XLCA Insured
4,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/09 at 102.00	BBB	4,707,135
	1999B, 5.600%, 1/01/15

7,450	Total North Carolina			7,765,341

	North Dakota – 0.5% (0.3% of Total Investments)
2,165	North Dakota Housing Finance Agency, Home Mortgage Finance Program Refunding Bonds, Series	7/10 at 100.00	Aa1	2,231,942
	2001A, 5.550%, 1/01/32 (Alternative Minimum Tax)

	Ohio – 0.4% (0.3% of Total Investments)
1,845	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	AAA	1,970,091
	5.000%, 12/01/28 (Pre-refunded 6/01/13) – FGIC Insured

	Oklahoma – 0.8% (0.5% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,
	Series 1999A:
2,655	5.125%, 8/15/10 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	2,765,767
1,000	5.200%, 8/15/11 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,043,520

3,655	Total Oklahoma			3,809,287

	Oregon – 3.8% (2.5% of Total Investments)
8,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	AA–	8,374,320
	System, Series 2001, 5.250%, 5/01/21
9,000	Oregon Department of Administrative Services, Certificates of Participation, Series 2001D,	5/11 at 101.00	AAA	9,311,940
	5.000%, 5/01/26 – AMBAC Insured

17,000	Total Oregon			17,686,260

	Pennsylvania – 3.6% (2.4% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	Ba3	5,922,050
	Allegheny Health System, Series 2000B, 9.250%, 11/15/30
1,930	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	2,012,604
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
8,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	Aa3	8,636,000
	Series 2001A, 6.000%, 1/15/31

14,930	Total Pennsylvania			16,570,654

	Texas – 24.9% (16.4% of Total Investments)
7,500	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 11/15/30 –	11/10 at 100.00	AAA	7,718,250
	FSA Insured
	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel
	Revenue Bonds, Series 2001:
15,000	5.250%, 1/15/26 – FSA Insured	1/09 at 100.00	AAA	15,323,550
1,750	5.200%, 1/15/31 – FSA Insured	1/09 at 100.00	AAA	1,785,333
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	6,599,520
	7.125%, 9/01/34
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba1	11,198,100
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
3,000	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus	7/09 at 101.00	AAA	3,134,340
	Health, Series 1999A, 5.375%, 7/01/24 (Pre-refunded 7/01/09) – MBIA Insured
30,980	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	32,512,888
	2001B, 5.250%, 11/15/40 – MBIA Insured
40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 54.04	AAA	7,059,200
	2001A, 0.000%, 11/15/40 – MBIA Insured
	Hays Consolidated Independent School District, Hays County, Texas, General Obligation School
	Building Bonds, Series 2001:
10,715	0.000%, 8/15/25 (Pre-refunded 8/15/11)	8/11 at 43.18	AAA	3,884,080
12,940	0.000%, 8/15/26 (Pre-refunded 8/15/11)	8/11 at 40.60	AAA	4,411,117
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	AAA	1,730,500
5,540	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	AAA	1,833,075
5,000	Metro Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Wilson N.	1/11 at 100.00	B1	5,181,150
	Jones Memorial Hospital, Series 2001, 7.250%, 1/01/31
10,500	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001, 5.250%,	8/11 at 100.00	Aa1	10,991,610
	8/01/35
2,000	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/11 at 101.00	Baa3	2,168,520
	Shannon Health System Project, Series 2001, 6.750%, 5/15/21

165,925	Total Texas			115,531,233

	Virginia – 0.2% (0.2% of Total Investments)
5,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 23.55	AAA	1,111,800
	Road, Series 1998B, 0.000%, 8/15/33 (Pre-refunded 8/15/08)

	Washington – 5.1% (3.4% of Total Investments)
	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds,
	Series 2001:
4,820	5.500%, 3/01/19 – FSA Insured	3/11 at 100.00	AAA	5,098,114
7,250	5.125%, 3/01/26 – FSA Insured	3/11 at 100.00	AAA	7,515,495
7,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AAA	7,830,150
	System, Series 2001A, 5.250%, 10/01/21 – MBIA Insured
965	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	1,059,396
	Series 2002, 6.500%, 6/01/26
2,100	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/09 at 100.00	AAA	2,161,152
	1999, 5.125%, 7/01/13 – MBIA Insured

22,635	Total Washington			23,664,307

	West Virginia – 1.1% (0.7% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,156,000
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 0.7% (0.5% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/12 at 100.00	N/R (4)	1,148,360
	Healthcare, Series 2002A, 7.375%, 5/01/26 (Pre-refunded 5/01/12)
2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	2,148,510
	Services Inc., Series 2003A, 5.125%, 8/15/33

3,100	Total Wisconsin			3,296,870

$ 750,605	Total Long-Term Investments (cost $635,544,245) – 148.0%			689,013,514

	Short-Term Investments – 2.1% (1.4% of Total Investments)
$ 2,500	California Department of Water Resources, Power Supply Revenue Bonds, Variable Rate Demand		VMIG-1	2,500,000
	Obligations, Series 2002B-5, 3.570%, 5/01/22 (5)
6,200	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue		A-1+	6,200,000
	Bonds, Variable Rate Demand Obligations, Fiscal Series 1994C, 3.650%, 6/15/23 –
	FGIC Insured (5)
1,305	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Health		A-1	1,305,000
	System – South Fork Hospital, Variable Rate Demand Obligations, Series 1998A,
	3.700%, 7/01/28 – MBIA Insured (5)

$ 10,005	Total Short-Term Investments (cost $10,005,000)			10,005,000

	Total Investments (cost $645,549,245) – 150.1%			699,018,514

	Floating Rate Obligations – (2.9)%			(13,370,000)

	Other Assets Less Liabilities – 0.5%			1,929,212

	Preferred Shares, at Liquidation Value – (47.7)%			(222,000,000)

	Net Assets Applicable to Common Shares – 100%			$465,577,726

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At January 31, 2007, the cost of investments was $633,744,771.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

Gross unrealized:
Appreciation	$54,403,170
Depreciation	(2,504,201)

Net unrealized appreciation (depreciation) of investments	$51,898,969

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 30, 2007

* Print the name and title of each signing officer under his or her signature.